Document and Entity Information	12 Months Ended
Feb. 12, 2013
Risk/Return:
Document Type	485BPOS
Document Period End Date	Feb. 11, 2013
Registrant Name	Variable Insurance Products Fund V
Central Index Key	0000823535
Amendment Flag	false
Document Creation Date	Feb. 11, 2013
Document Effective Date	Feb. 12, 2013
Prospectus Date	Feb. 12, 2013